UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011
                                              ---------------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Joshua Nash II LLC
Address:  One Rockefeller Plaza, 20th Floor
          New York, NY 10020

Form 13F File Number:  28-14307

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Joshua Nash
Title:  member
Phone:  (212) 455-6200

Signature, Place, and Date of Signing:

   Joshua Nash                     New York, New York         November 14, 2011
-----------------                  ------------------         -----------------
   [Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0
                                         -----------
Form 13F Information Table Entry Total:   1
                                         -----------
Form 13F Information Table Value Total:   17,241
                                         -----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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
                                                                JOSHUA NASH II LLC.
                                                                  S.E.C. FORM 13F
                                                        FOR QUARTER ENDED SEPTEMBER 30, 2011


                                                                            ITEM 6:
                                                                      INVESTMENT DISCRETION
                                    ITEM 4:     ITEM 5:                  (b) Shares            ITEM 7:             ITEM 8:
                 ITEM 2:  ITEM 3:    Fair      Shares or                 as Defined           Managers     VOTING AUTHORITY SHARES
    ITEM 1:     Title of  Cusip      Market    Principal                     in    (c) Shared   See
Name of Issuer   Class    Number     Value      Amount          (a) Sole  Instr. V    Other   Instr. V  (a) Sole (b) Shared (c) None
------------------------------------------------------------------------------------------------------------------------------------
AVATAR HOLDINGS   COM   053494100  17,241,493  2,107,762 SHARES     X                                       X
